Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Recent Accounting Pronouncements
3.	Recent Accounting Pronouncements
All applicable pronouncements have been adopted by the Plan. There are no issued pronouncements that will require adoption in future periods.